PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.9%
90,656  Schwab U.S. TIPS
ETF
$ 2,412,356
3.0
29,202  Vanguard Long-Term
Treasury ETF
1,616,477
2.0
51,105  Vanguard Short-Term
Bond ETF
4,007,143
4.9
Total Exchange-Traded
Funds
(Cost $7,993,937)
8,035,976
9.9
MUTUAL FUNDS : 89.9%
Affiliated Investment Companies : 89.9%
466,701  Voya High Yield Bond
Fund - Class R6
3,220,239
4.0
172,974  Voya International
Index Portfolio - Class I
2,476,988
3.1
121,101  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,625,172
2.0
145,787  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
1,625,525
2.0
1,200,107  Voya Short Duration
Bond Fund - Class R6
11,208,996
13.9
4,163,310  Voya U.S. Bond Index
Portfolio - Class I
37,802,851
46.7
731,601  Voya U.S. Stock Index
Portfolio - Class I
14,727,127
18.2
Total Mutual Funds
(Cost $62,273,092)
72,686,898
89.9
Total Long-Term
Investments
(Cost $70,267,029)
80,722,874
99.8
Total Investments in
Securities
(Cost $70,267,029) $ 80,722,874 99.8
Assets in Excess of
Other Liabilities 180,308 0.2
Net Assets $ 80,903,182 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,035,976 $ — $ — $ 8,035,976
Mutual Funds 72,686,898 — — 72,686,898
Total Investments, at fair value $ 80,722,874 $ — $ — $ 80,722,874
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 3,348,880 $ 82,535 $ (139,030) $ (72,146) $ 3,220,239 $ 45,643 $ 1,657 $ —
Voya International Index Portfolio
- Class I
2,610,731 69,715 (143,311) (60,147) 2,476,988 — 90,000 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,835,653 7,567 (276,948) 58,900 1,625,172 — 26,400 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
1,648,589 35,712 (74,410) 15,634 1,625,525 — 6,297 —
Voya Short Duration Bond Fund -
Class R6
11,707,641 297,845 (694,460) (102,030) 11,208,996 128,008 3,011 —
Voya U.S. Bond Index Portfolio -
Class I
39,226,441 1,039,191 (2,085,750) (377,031) 37,802,851 372,631 (5,495) —
Voya U.S. Stock Index Portfolio -
Class I
15,660,646 904,028 (633,985) (1,203,562) 14,727,127 — 595,467 —
$ 76,038,581 $ 2,436,593 $ (4,047,894) $ (1,740,382) $ 72,686,898 $ 546,282 $ 717,337 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,548,165
Gross Unrealized Depreciation (92,320)
Net Unrealized Appreciation $ 10,455,845